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                                           February 3, 2009

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                    Met Investors Series Trust (the "Trust")
                      -Registration Statement on Form N-1A
                               File No. 333-48456
                                CIK - 0001126087

Ladies and Gentlemen:

         Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A. The purpose of this filing is to register Class A and Class B, Class C and Class E shares of the following new Portfolio of the Trust:
Met/Templeton International Bond Portfolio.

         The Registration Statement contains the Prospectus and the Trust's Statement of Additional Information, to be dated May 1, 2009, for the Trust's Met/Templeton International Bond Portfolio.

         This filing also contains appropriate exhibits. Updates to the information for the Trust's other Portfolios will be included in a Rule 485(b) amendment filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205. Kindly return an electronic transmittal as evidence of your receipt of this filing.

                                              Very truly yours,

                                              /s/Robert N. Hickey, Esq.
                                              -------------------------
                                              Robert N. Hickey, Esq.

Enclosures

cc:      Elizabeth M. Forget
         Jeff Bernier
         Bryan Anderson
         Michael Lawlor, Esq.
         Francine Hayes
         Michael O'Sullivan